Large Company Growth Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 80.0%	Shares	Value
Communication Services - 11.3%
Alphabet, Inc. - Class A	12,321	$2,043,438
Alphabet, Inc. - Class C	39,558	6,613,702
Liberty Media Corp.-Liberty Formula One - Class C (a)	8,715	674,802
Meta Platforms, Inc. - Class A	22,905	13,111,738
Netflix, Inc. (a)	6,362	4,512,376
Pinterest, Inc. - Class A (a)	26,841	868,843
Spotify Technology SA (a)	2,154	793,814
Trade Desk, Inc. - Class A (a)	2,694	295,397
		28,914,110

Consumer Discretionary - 11.1%
Amazon.com, Inc. (a)	81,359	15,159,622
AutoZone, Inc. (a)	72	226,803
Burlington Stores, Inc. (a)	1,360	358,333
Chipotle Mexican Grill, Inc. (a)	16,510	951,306
Coupang, Inc. (a)	9,151	224,657
Deckers Outdoor Corp. (a)	396	63,142
DoorDash, Inc. - Class A (a)	3,058	436,468
DraftKings, Inc. - Class A (a)	25,708	1,007,754
Ferrari NV	1,189	558,961
Global-e Online Ltd. (a)	4,921	189,163
Grand Canyon Education, Inc. (a)	1,253	177,738
Home Depot, Inc.	4,628	1,875,266
Lululemon Athletica, Inc. (a)	2,582	700,626
MercadoLibre, Inc. (a)	400	820,784
Ollie's Bargain Outlet Holdings, Inc. (a)	191	18,565
On Holding AG - Class A (a)	8,357	419,103
O'Reilly Automotive, Inc. (a)	83	95,583
PulteGroup, Inc.	1,005	144,248
Ross Stores, Inc.	4,614	694,453
Starbucks Corp.	2,827	275,604
Tesla, Inc. (a)	8,590	2,247,402
TJX Cos., Inc.	4,164	489,437
Tractor Supply Co.	3,165	920,793
Wingstop, Inc.	136	56,587
Yum! Brands, Inc.	639	89,275
		28,201,673

Consumer Staples - 2.2%
Celsius Holdings, Inc. (a)	8,449	264,961
Coca-Cola Co.	1,770	127,192
Colgate-Palmolive Co.	2,166	224,852
Costco Wholesale Corp.	3,356	2,975,161
Monster Beverage Corp. (a)	35,121	1,832,262
PepsiCo, Inc.	834	141,822
Procter & Gamble Co.	978	169,390
		5,735,640

Energy - 0.3%
Cameco Corp.	14,881	710,717

Financials - 4.1%
Allstate Corp.	1,600	303,440
American Express Co.	3,004	814,685
Block, Inc. (a)	1,881	126,271
Brown & Brown, Inc.	1,540	159,544
Cboe Global Markets, Inc.	487	99,772
Fiserv, Inc. (a)	842	151,265
Kinsale Capital Group, Inc.	253	117,789
Marsh & McLennan Cos., Inc.	824	183,826
Mastercard, Inc. - Class A	1,917	946,615
MSCI, Inc.	868	505,983
Popular, Inc.	2,449	245,561
Primerica, Inc.	1,194	316,589
Progressive Corp.	1,997	506,759
Ryan Specialty Holdings, Inc.	3,563	236,547
S&P Global, Inc.	2,814	1,453,769
SLM Corp.	16,939	387,395
Visa, Inc. - Class A	14,324	3,938,384
		10,494,194

Health Care - 9.3%
AbbVie, Inc.	1,644	324,657
Alnylam Pharmaceuticals, Inc. (a)	520	143,016
Amgen, Inc.	1,658	534,224
Ascendis Pharma AS - ADR (a)	1,176	175,589
BioNTech SE - ADR (a)	2,321	275,665
Boston Scientific Corp. (a)	12,974	1,087,221
Chemed Corp.	162	97,357
Danaher Corp.	2,879	800,420
Doximity, Inc. - Class A (a)	6,650	289,741
Edwards Lifesciences Corp. (a)	2,555	168,604
Eli Lilly & Co.	5,576	4,940,001
Exelixis, Inc. (a)	11,425	296,479
Genmab AS - ADR (a)	11,000	268,180
HCA Healthcare, Inc.	942	382,857
IDEXX Laboratories, Inc. (a)	1,670	843,717
Inspire Medical Systems, Inc. (a)	416	87,797
Intuitive Surgical, Inc. (a)	4,468	2,194,994
Madrigal Pharmaceuticals, Inc. (a)	648	137,519
Medpace Holdings, Inc. (a)	933	311,435
Merck & Co., Inc.	8,039	912,909
Mettler-Toledo International, Inc. (a)	310	464,907
Natera, Inc. (a)	10,123	1,285,115
Neurocrine Biosciences, Inc. (a)	1,607	185,159
ResMed, Inc.	1,104	269,509
UnitedHealth Group, Inc.	2,864	1,674,524
Vaxcyte, Inc. (a)	4,885	558,209
Veeva Systems, Inc. - Class A (a)	3,720	780,716
Vertex Pharmaceuticals, Inc. (a)	4,253	1,977,985
Waters Corp. (a)	1,210	435,467
West Pharmaceutical Services, Inc.	1,728	518,676
Zoetis, Inc.	7,190	1,404,782
		23,827,431

Industrials - 5.7%
AMETEK, Inc.	1,388	238,333
Armstrong World Industries, Inc.	1,985	260,889
Cintas Corp.	3,111	640,493
Comfort Systems USA, Inc.	348	135,842
Copart, Inc. (a)	27,648	1,448,755
Eaton Corp. PLC	1,294	428,883
EMCOR Group, Inc.	751	323,328
GFL Environmental, Inc.	55,425	2,210,349
HEICO Corp. - Class A	7,114	1,449,549
Howmet Aerospace, Inc.	3,062	306,965
Lockheed Martin Corp.	1,416	827,737
Otis Worldwide Corp.	10,132	1,053,120
Saia, Inc. (a)	676	295,588
Trane Technologies PLC	1,208	469,586
TransDigm Group, Inc.	239	341,084
Trex Co., Inc. (a)	4,975	331,236
Uber Technologies, Inc. (a)	8,090	608,044
United Rentals, Inc.	652	527,944
Verisk Analytics, Inc.	3,014	807,631
Vertiv Holdings Co. - Class A	16,820	1,673,422
Waste Management, Inc.	978	203,033
		14,581,811

Information Technology - 34.6%(b)
Adobe, Inc. (a)	2,331	1,206,945
Advanced Micro Devices, Inc. (a)	3,059	501,921
Amphenol Corp. - Class A	4,646	302,733
Appfolio, Inc. - Class A (a)	1,134	266,944
Apple, Inc.	62,660	14,599,780
Applied Materials, Inc.	5,919	1,195,934
AppLovin Corp. - Class A (a)	18,096	2,362,433
Arista Networks, Inc. (a)	5,904	2,266,073
ASML Holding NV	658	548,279
Astera Labs, Inc. (a)	12,018	629,623
Autodesk, Inc. (a)	263	72,451
Broadcom, Inc.	32,165	5,548,462
Cadence Design Systems, Inc. (a)	3,143	851,847
Cloudflare, Inc. - Class A (a)	2,240	181,194
Datadog, Inc. - Class A (a)	134	15,418
Dell Technologies, Inc. - Class C	2,733	323,970
Fortinet, Inc. (a)	3,565	276,466
Gitlab, Inc. - Class A (a)	6,277	323,517
KLA Corp.	313	242,390
Lam Research Corp.	384	313,375
Manhattan Associates, Inc. (a)	2,588	728,211
Marvell Technology, Inc.	3,351	241,674
Micron Technology, Inc.	4,014	416,292
Microsoft Corp.	52,510	22,595,053
Monolithic Power Systems, Inc.	159	146,995
Motorola Solutions, Inc.	2,480	1,115,082
NetApp, Inc.	5,258	649,416
NVIDIA Corp.	170,724	20,732,723
Onto Innovation, Inc. (a)	1,154	239,524
Oracle Corp.	3,981	678,362
Palantir Technologies, Inc. - Class A (a)	1,985	73,842
QUALCOMM, Inc.	12,494	2,124,605
Salesforce, Inc.	1,619	443,136
ServiceNow, Inc. (a)	1,517	1,356,790
Smartsheet, Inc. - Class A (a)	6,606	365,708
Synopsys, Inc. (a)	921	466,385
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,639	2,368,685
Texas Instruments, Inc.	6,796	1,403,850
VeriSign, Inc. (a)	450	85,482
		88,261,570

Materials - 0.5%
Sherwin-Williams Co.	2,328	888,528
Southern Copper Corp.	2,577	298,081
		1,186,609

Real Estate - 0.0%(c)
Jones Lang LaSalle, Inc. (a)	202	54,502

Utilities - 0.9%
Constellation Energy Corp.	3,526	916,831
NRG Energy, Inc.	9,383	854,791
Talen Energy Corp. (a)	2,241	399,436
		2,171,058
TOTAL COMMON STOCKS (Cost $97,141,934)		204,139,315

OPEN END FUNDS - 3.1%	Shares	Value
Voya VACS Series EMHCD Fund	161	1,752
Voya VACS Series HYB Fund	102,766	1,070,826
Voya VACS Series SC Fund - Class SC	635,116	6,732,233
TOTAL OPEN END FUNDS (Cost $7,832,025)		7,804,811

CORPORATE BONDS - 2.9%	Par	Value
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	130,000	111,355
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,779
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 10/15/2024)	107,000	104,070
2.05%, 02/15/2028 (Callable 12/15/2027)	41,000	38,026
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	119,896
4.78%, 02/15/2035 (Callable 11/15/2034) (d)	60,000	59,997
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	60,000	54,503
		504,626

Consumer Discretionary - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	76,031
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	82,091
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	58,860
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	122,014
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	100,000	99,674
		438,670

Consumer Staples - 0.1%
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	14,000	13,990
Nestle Holdings, Inc., 5.25%, 03/13/2026 (d)	150,000	152,529
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	65,060
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	85,414
		316,993

Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	97,000	92,162
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	60,712
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	65,000	61,738
MPLX LP
4.88%, 12/01/2024 (Callable 11/01/2024)	62,000	61,933
2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	26,151
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	86,000	86,538
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	86,000	85,857
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	50,000	50,625
		525,716

Financials - 1.0%
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	60,000	59,354
American Honda Finance Corp., 1.20%, 07/08/2025	62,000	60,443
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030) (d)	38,000	40,768
Bank of America Corp.
4.00%, 01/22/2025	63,000	62,761
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	279,000	266,484
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	41,159
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,612
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	132,693
Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	91,619
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (d)	94,000	85,147
2.50%, 01/10/2030 (Callable 10/10/2029) (d)	37,000	33,872
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	78,648
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	48,000	47,634
5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	88,165
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	51,000	48,768
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	79,000	77,715
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	182,989
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	110,000	108,214
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	142,000	134,275
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	44,000	42,650
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	46,000	42,551
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	14,533
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	55,270
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	65,000	64,157
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	86,000	84,604
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	24,000	22,981
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	159,000	151,842
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	67,000	63,742
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	38,000	40,186
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	26,604
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	92,000	94,972
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	5,038
Royal Bank of Canada, 1.20%, 04/27/2026	70,000	66,994
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (d)	63,000	60,967
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	35,260
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	34,000	33,611
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	35,000	34,871
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	21,000	20,504
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,619
		2,632,276

Health Care - 0.3%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	109,000	108,456
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	92,000	94,675
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	212,000	210,374
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	110,730
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	86,000	84,817
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	54,000	52,229
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	142,538
2.20%, 09/02/2030 (Callable 06/02/2030)	61,000	53,319
		857,138

Industrials - 0.2%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	113,536
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	82,000	81,729
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	86,000	86,273
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (d)	104,000	99,541
		381,079

Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	69,887
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	61,000	60,146
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	29,000	28,721
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	92,000	89,477
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	163,664
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	43,768
		455,663

Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	54,000	55,683
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	59,358
Nutrien Ltd., 5.95%, 11/07/2025	83,000	84,271
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	97,000	92,700
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	60,116
		352,128

Real Estate - 0.1%
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	110,000	106,805
2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	47,680
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	89,640
		244,125

Utilities - 0.3%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	66,000	63,304
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	62,000	61,284
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	128,240
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	87,000	84,115
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	88,232
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	106,000	103,273
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	70,000	67,594
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025) (d)	89,000	88,276
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	58,504
		742,822
TOTAL CORPORATE BONDS (Cost $7,667,391)		7,451,236

COLLATERALIZED LOAN OBLIGATIONS - 1.6%	Par	Value
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 7.06% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 10/15/2024) (d)	275,000	272,272
Babson CLO Ltd./Cayman Islands, Series 2018-4A, Class A1R, 6.45% (3 mo. Term SOFR + 1.15%), 10/15/2030 (Callable 10/15/2024) (d)	280,368	280,569
Benefit Street Partners CLO Ltd.
Series 2019-19A, Class AR, 6.48% (3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025) (d)	250,000	250,188
Series 2021-23A, Class A1, 6.63% (3 mo. Term SOFR + 1.34%), 04/25/2034 (Callable 10/25/2024) (d)	250,000	250,118
CIFC Funding Ltd., Series 2022-1A, Class A, 6.61% (3 mo. Term SOFR + 1.32%), 04/17/2035 (Callable 10/17/2024) (d)	250,000	250,109
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 7.21% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 10/15/2024) (d)	275,000	272,483
Marble Point CLO, Series 2020-3A, Class AR, 6.68% (3 mo. Term SOFR + 1.40%), 01/19/2034 (Callable 04/19/2025) (d)	300,000	300,339
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 6.98% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 10/16/2024) (d)	175,000	171,119
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.52% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 10/20/2024) (d)	300,000	300,278
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.65% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 10/22/2024) (d)	243,042	243,173
Octagon Investment Partners Ltd., Series 2017-1A, Class A2R, 6.76% (3 mo. Term SOFR + 1.46%), 07/15/2029 (Callable 10/15/2024) (d)	250,000	249,938
OHA Credit Funding, Series 2019-4A, Class AR, 6.69% (3 mo. Term SOFR + 1.41%), 10/22/2036 (Callable 10/22/2024) (d)	500,000	500,539
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.53% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 11/14/2024) (d)	250,000	250,400
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 6.58% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 10/13/2024) (d)	370,361	370,585
Wind River CLO Ltd., Series 2018-2A, Class A1R, 6.50% (3 mo. Term SOFR + 1.20%), 07/15/2030 (Callable 01/15/2025) (d)	250,000	250,118
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,212,620)		4,212,228

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%	Par	Value
BBCMS Trust
Series 2020-BID, Class A, 7.35% (1 mo. Term SOFR + 2.25%), 10/15/2037 (d)	60,000	59,887
Series 2021-C10, Class XA, 1.34%, 07/15/2054 (Callable 05/15/2031) (e)(f)	939,486	55,675
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.87%, 09/15/2053 (Callable 10/15/2030) (e)(f)	974,977	56,593
Series 2021-B29, Class XA, 1.14%, 09/15/2054 (Callable 08/15/2031) (e)(f)	986,292	43,024
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, 7.44% (1 mo. Term SOFR + 2.34%), 08/15/2041 (d)	200,000	199,500
BX Trust
Series 2020-VKNG, Class C, 6.61% (1 mo. Term SOFR + 1.51%), 10/15/2037 (d)	70,000	69,491
Series 2022-LBA6, Class A, 6.10% (1 mo. Term SOFR + 1.00%), 01/15/2039 (d)	200,000	198,752
Series 2023-XL3, Class A, 6.86% (1 mo. Term SOFR + 1.76%), 12/09/2040 (d)	154,918	155,402
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 7.24% (1 mo. Term SOFR + 2.14%), 08/15/2039 (d)	150,000	150,187
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	200,000	197,581
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030) (e)(f)	695,081	33,264
DK Trust, Series 2024-SPBX, Class A, 6.60% (1 mo. Term SOFR + 1.50%), 03/15/2034 (d)	150,000	149,906
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.81%, 04/25/2030 (Callable 04/25/2030) (e)(f)	395,810	29,278
Series K118, Class X1, 1.05%, 09/25/2030 (Callable 06/25/2030) (e)(f)	988,580	45,392
Series K123, Class X1, 0.86%, 12/25/2030 (Callable 10/25/2030) (e)(f)	1,387,289	53,332
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030) (e)(f)	2,412,687	39,413
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.91% (1 mo. Term SOFR + 1.81%), 08/15/2039 (d)	150,000	150,187
Great Wolf Trust, Series 2024-WOLF, Class A, 6.64% (1 mo. Term SOFR + 1.54%), 03/15/2039 (d)	150,000	149,719
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029 (d)(f)	225,000	231,778
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034 (d)	72,415	71,730
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 10/25/2024) (d)(f)	43,183	40,135
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 07/25/2030) (d)(f)	45,376	41,655
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 10/25/2030) (d)(f)	84,668	77,845
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 10/25/2024) (d)(f)	8,332	7,954
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 02/25/2039) (d)(f)	64,819	59,363
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 01/25/2032) (d)(f)	61,960	56,100
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 05/25/2047) (d)(f)	297,475	268,066
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2048) (d)(f)	172,590	151,009
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 10/25/2035) (d)(f)	78,186	77,328
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class C, 3.02%, 11/05/2044 (d)(f)	275,000	192,161
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 02/25/2041) (d)(f)	100,000	64,502
Sequoia Mortgage Trust
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 10/25/2024) (d)(f)	1,303	1,290
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 06/25/2026) (d)(f)	5,085	4,874
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 04/25/2040) (d)(f)	200,000	150,451
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (d)	190,000	164,393
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034 (d)(f)	225,000	230,251
UBS-Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, 11/15/2052 (Callable 11/15/2029)	250,000	233,344
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 04/25/2039) (d)(f)(g)	85,826	76,526
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 10/15/2024) (f)	180,000	168,466
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,514,590)		4,205,804

ASSET-BACKED SECURITIES - 1.4%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	59,731	57,709
Series 2016-1, 3.58%, 01/15/2028	3,716	3,578
Series 2016-2, 3.20%, 06/15/2028	27,384	25,961
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (Callable 10/20/2024) (d)	70,833	65,179
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 04/15/2027)	150,000	152,459
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 06/15/2027)	250,000	250,927
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 10/25/2024) (d)(f)	203,390	164,055
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 10/18/2024) (d)	97,267	88,963
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	174,516	150,741
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 01/18/2026)	100,000	97,111
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 11/16/2026)	200,000	202,592
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 01/15/2027)	150,000	154,997
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 11/15/2026) (d)	100,000	100,765
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028) (d)	104,809	95,950
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 06/20/2036) (d)	145,100	121,664
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029) (d)	225,353	213,321
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (d)	44,554	38,649
Navient Student Loan Trust
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 11/15/2027) (d)	87,006	81,479
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 08/15/2028) (d)	47,580	43,281
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033) (d)	164,245	168,106
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028) (d)	150,000	155,328
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025) (d)	123,884	121,207
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025) (d)	150,000	146,414
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 12/15/2026)	150,000	152,105
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 05/15/2029)	100,000	100,639
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (d)	97,380	99,752
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 07/15/2025) (d)	1,178	1,179
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 12/25/2025) (d)	23,047	22,827
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (d)	166,547	149,327
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (d)	164,454	146,569
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 06/15/2028)	100,000	100,520
TOTAL ASSET-BACKED SECURITIES (Cost $3,582,318)		3,473,354

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Equinix, Inc.	845	750,047
Lamar Advertising Co. - Class A	1,193	159,385
Simon Property Group, Inc.	3,103	524,469
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,300,113)		1,433,901

U.S. TREASURY SECURITIES - 0.5%	Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024	52,000	51,748
3.00%, 07/15/2025	61,000	60,495
2.00%, 08/15/2025	7,000	6,876
0.25%, 10/31/2025	55,000	52,860
4.13%, 06/15/2026	120,000	120,806
0.88%, 09/30/2026	156,000	147,761
3.50%, 09/30/2026	266,000	265,252
1.50%, 01/31/2027	44,800	42,700
2.75%, 04/30/2027	2,000	1,959
4.63%, 06/15/2027	3,000	3,081
3.25%, 06/30/2027	2,400	2,380
3.38%, 09/15/2027	43,000	42,785
3.50%, 09/30/2029	82,000	81,757
2.75%, 08/15/2032	19,000	17,756
4.13%, 11/15/2032	84,400	86,827
3.50%, 02/15/2033	178,900	175,797
3.88%, 08/15/2034	23,000	23,158
TOTAL U.S. TREASURY SECURITIES (Cost $1,192,410)		1,183,998

RIGHTS - 0.0%(c)	Contracts	Value
ABIOMED, Inc., Expires , Exercise Price $0.00 (a)(h)	1,153	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 91.7% (Cost $127,443,401)		233,904,647
Money Market Deposit Account - 4.2% (i)		10,819,817
Other Assets in Excess of Liabilities - 4.1%		10,434,982
TOTAL NET ASSETS - 100.0%		$255,159,446

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $10,107,784 or 4.0% of the Fund’s net assets.

(e)	Interest only security.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.74%.

Large Company Growth Portfolio
Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	12/19/2024	$354,891	$(440)
				$(440)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(7)	12/19/2024	$799,969	$70
U.S. Treasury 2 Year Notes	(44)	12/31/2024	9,162,656	(18,647)
U.S. Treasury 5 Year Note	(3)	12/31/2024	329,648	(240)
U.S. Treasury Long Bonds	(7)	12/19/2024	869,313	4,196
U.S. Treasury Ultra Bonds	(2)	12/19/2024	266,188	1,967
				$(12,654)
Total Unrealized Appreciation (Depreciation)				$(13,094)

Large Company Growth Portfolio
Schedule of Total Return Swap Contracts
September 30, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Growth Total Return Index	Morgan Stanley	Receive	EFFR + 0.48%	Termination	01/31/2025	$48,772,738	$9,446,349
Total Unrealized Appreciation (Depreciation)							$9,446,349

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.

EFFR - Effective Federal Funds Rate

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Large Company Growth Portfolio has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$204,139,315	$–	$–		$204,139,315
Open End Funds	7,804,811	–	–		7,804,811
Corporate Bonds	–	7,451,236	–		7,451,236
Collateralized Loan Obligations	–	4,212,228	–		4,212,228
Collateralized Mortgage Obligations	–	4,205,804	–		4,205,804
Asset-Backed Securities	–	3,473,354	–		3,473,354
Real Estate Investment Trusts	1,433,901	–	–		1,433,901
U.S. Treasury Securities	–	1,183,998	–		1,183,998
Rights	–	–	–	(a)	– (a)
Total Investments	$213,378,027	$20,526,620	$–	(a)	$233,904,647

Other Financial Instruments*:
Total Return Swaps	9,446,349	–	–		9,446,349
Futures Contracts	6,233	–	–		6,233
Total Other Financial Instruments	$9,452,582	$–	$–		$9,452,582

Liabilities:
Other Financial Instruments*:
Futures Contracts	(19,327)	–	–		(19,327)
Total Other Financial Instruments	$(19,327)	$–	$–		$(19,327)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.